Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying audited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the Company’s financial position, results of operations, and cash flows for the years ended December 31, 2025 and December 31, 2024 have been included.

Estimates

Estimates

The preparation of the financial statement in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts. Accordingly, actual results could differ from those estimates.

Cash And Cash Equivalents

Cash And Cash Equivalents

The Company maintains a cash balance in a non-interest-bearing account that currently does not exceed federally insured limits. For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. There were no cash equivalents as of December 31, 2025 and December 31, 2024.

Accounts Receivable

Accounts Receivable

Accounts receivable consist of trade receivables and are stated at the amount management expects to collect. As of December 31, 2025, accounts receivable totaled $48,750 and were due from one customer. There were no accounts receivable as of December 31, 2024.

The Company evaluates accounts receivable for expected credit losses in accordance with ASC 326, Financial Instruments—Credit Losses. In estimating expected credit losses, management considers relevant available information, including historical collection experience, the financial condition and creditworthiness of the customer, current economic conditions, and reasonable and supportable forecasts of future conditions that may affect collectibility. Because the Company had no prior history of credit losses, the receivable balance at December 31, 2025 was due from a single customer with no history of delinquency or default, and management was not aware of any current or expected future events that would materially affect the customer’s ability to pay, no allowance for credit losses was recorded as of December 31, 2025. All accounts receivable were considered collectible.

Prepaid Expenses

Prepaid Expenses

Prepaid expenses consist primarily of payments made for services to be received in future periods and are expensed as the services are consumed. As of December 31, 2025, prepaid expenses totaled $25,445. There were no prepaid expenses as of December 31, 2024.

Intangible Asset

Intangible Asset

Intangible assets are recorded at cost and amortized over their estimated useful lives unless determined to have an indefinite useful life.

For definite-lived intangible assets, the Company evaluates impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If such indicators are present, the Company compares the expected undiscounted future cash flows attributable to the asset to its carrying amount. If the carrying amount exceeds the expected undiscounted future cash flows, an impairment loss is recognized for the amount by which the carrying amount exceeds the asset’s fair value.

Indefinite-lived intangible assets are not amortized but are evaluated for impairment at least annually, or more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired. An impairment loss is recognized for the amount by which the carrying value exceeds the asset’s estimated fair value.

As of December 31, 2025, the Company’s intangible assets consisted of the following:

•	AI App, net $190,000
•	Formula-Pets $25,000
•	Trademarks $1,500
•	Website, net $0

Total intangible assets at gross amounted to $233,900. Accumulated amortization totaled $14,800, and the Company recorded an impairment loss of $5,000 related to the Formula – Pets intangible asset at year ended December 31, 2024. Total intangible assets, net, were $216,500 as of December 31, 2025. There was no impairment recorded as of December 31, 2025.

As of December 31, 2024, the Company’s intangible assets consisted of intangible assets of $31,300 and the Company recorded an impairment loss of $5,000 related to the Formula – Pets intangible asset.

Finite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives. The Company’s AI application is amortized over five years, and the Company’s website was amortized over two years. As of December 31, 2025, the website was fully amortized. Indefinite-lived intangible assets are not amortized but are tested for impairment at least annually, or more frequently if events or changes in circumstances indicate that the asset may be impaired. Amortization expense for the year ended December 31, 2025 was $14,800, and amortization expense for the year ended December 31, 2024 was $4,800.

Stock Compensation

Stock Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation—Stock Compensation. Stock-based compensation expense is recognized based on the fair value of equity instruments issued.

The Company is authorized to issue 75,000,000 shares of common stock, par value .001 per share. As of December 31, 2025, there were 42,690,580 shares of common stock issued and outstanding. (See: Note 5 Shareholders' Equity)

The Company issued 9,400,000 shares of common stock as compensation for services during the year ended December 31, 2025

There were no shares issued for services during the year ended December 31, 2024.

Impairment Of Long-Lived Assets

Impairment Of Long-Lived Assets

The Company accounts for impairment of intangible assets in accordance with ASC 350, Intangibles—Goodwill and Other. Definite-lived intangible assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Indefinite-lived intangible assets are not amortized but are tested for impairment at least annually, or more frequently if events or changes in circumstances indicate potential impairment. During the year ended December 31, 2024, the Company recorded an impairment charge of $5,000 related to the Formula-Pets intangible asset. No impairment charge was recorded during the year ended December 31, 2025.

As of December 31, 2025, the carrying value of the Formula-Pets intangible asset was $25,000.

Revenue Recognition

Revenue Recognition

The Company accounts for revenue in accordance with ASC 606, Revenue from Contracts with Customers. Under ASC 606, revenue is recognized when control of promised goods or services is transferred to customers in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services. The Company applies the following five steps in determining revenue recognition: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when, or as, the Company satisfies a performance obligation.

The Company’s revenue is derived primarily from distribution rights, licenses, and affiliate commissions.

For each contract, the Company first determines whether an arrangement exists that creates enforceable rights and obligations. The Company then identifies the distinct performance obligations promised in the contract. The transaction price is determined based on the consideration the Company expects to receive under the terms of the arrangement, including fixed amounts and, when applicable, estimates of variable consideration to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur. When a contract contains more than one performance obligation, the transaction price is allocated to each performance obligation based on its relative standalone selling price.

Revenue from distribution rights is recognized at the point in time or over the period in which the customer obtains control of the contractual rights, depending on the nature of the arrangement and the Company’s performance obligations under the contract.

Revenue from licenses is recognized when the licensed intellectual property is made available to the customer or over the license term, depending on whether the license provides a right to use intellectual property as it exists at a point in time or a right to access intellectual property as it evolves over time.

Revenue from affiliate commissions is recognized at the time the underlying qualifying transaction occurs and the commission is earned, which is the point at which the Company’s performance obligation is satisfied.

The Company evaluates each contract to determine whether it acts as principal or agent, as applicable, and records revenue on a gross or net basis consistent with that determination. Payment terms vary by contract but are generally due within 30 to 90 days. Amounts billed and collected in advance of satisfying the related performance obligations are recorded as deferred revenue.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 825, Financial Instruments, requires disclosure of the fair value of certain financial instruments. The carrying amounts of cash and cash equivalents, accounts payable, and accrued liabilities approximate fair value because of the short-term maturities of these instruments. The Company applies ASC 820, Fair Value Measurement, which establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels: Level 1, quoted prices in active markets for identical assets or liabilities; Level 2, observable inputs other than quoted prices included in Level 1; and Level 3, unobservable inputs reflecting the Company’s own assumptions. The Company did not elect the fair value option for any eligible assets or liabilities under ASC 825. As of December 31, 2025 and 2024, the Company had no financial instruments measured at fair value on a recurring basis.

Income Taxes

Income Taxes

In accordance with ASC 740 Income Taxes, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in Income in the period that includes the enactment date.

The Company has adopted the provisions set forth in ASC 740 to account for uncertainty in income taxes. In the preparation of income tax returns in federal and state jurisdictions, the Company asserts certain tax positions based on its understanding and interpretation of the income tax law. The taxing authorities may challenge such positions, and the resolution of such matters could result in recognition of Income tax expense in the Company's financial statements. Management believes it has used reasonable judgments and conclusions in the preparation of its income tax returns. The Company uses the "more likely than not" criterion for recognizing the tax benefit of uncertain tax positions and to establish measurement criteria for income tax benefits. The Company' s policy is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties on its balance sheets as of December 31, 2025, and December 31, 2024.

The Company has incurred net operating losses and has established a full valuation allowance against its deferred tax assets. As a result, no income tax expense or benefit was recorded for the years ended December 31, 2025 or December 31, 2024.

Earnings Per Share of Common Stock

Earnings Per Share of Common Stock

Net loss per share is computed in accordance with ASC 260, Earnings Per Share. Basic and diluted net loss per share is calculated by dividing net loss by the weighted average number of common shares outstanding during the period. Potentially dilutive securities were excluded from the calculation as their effect would be anti-dilutive.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances annual income tax disclosure requirements. For public business entities, the amendments are effective for annual periods beginning after December 15, 2024. Accordingly, the Company adopted ASU 2023-09 for the year ended December 31, 2025. The adoption of this standard did not have an effect on the Company’s financial position, results of operations, or cash flows, but required expanded annual income tax disclosures.